Note 3 - Loans - Impaired Loans (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Impaired Financing Receivable, Related Allowance	$ 7		$ 7		$ 29	$ 44
Impaired Financing Receivable, Unpaid Principal Balance	2,077		2,077		2,059	3,161
Impaired Financing Receivable, Recorded Investment, Total	1,799		1,799		2,060	2,234
Impaired Financing Receivable, Average Recorded Investment	1,730	$ 1,819	1,884	$ 1,882	1,883	3,551
Impaired Financing Receivable, Interest Income, Accrual Method	14	13	43	37	50	218
Impaired Financing Receivable, Interest Income, Cash Basis Method	14	13	43	37	50	218
Commercial Portfolio Segment [Member]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	112		112		100	482
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	112		112		100	444
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	116	122	100	119	111	207
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	2	2	5	5	5	80
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	2	2	5	5	5	80
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Real Estate Loans [Member]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,315		1,315		1,330	1,928
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,097		1,097		1,330	1,039
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,019	1,131	1,176	1,082	1,102	951
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	9	8	28	24	17	105
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	9	8	28	24	17	105
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	222		222		231	548
Impaired Financing Receivable, with Related Allowance, Recorded Investment	223		223		232	548
Impaired Financing Receivable, Related Allowance	7		7		29	42
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	224	234	227	302	285	1,884
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	3	3	10	8	28	21
Impaired Financing Receivable, with Related Allowance, Interest Income, Cash Basis Method	3	3	10	8	28	21
Residential Portfolio Segment [Member] | Residential Real Estate Owner Occupied Loans [Member]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	126		126		101	104
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	95		95		101	103
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	96	23	98	61	71	119
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance						99
Impaired Financing Receivable, with Related Allowance, Recorded Investment						100
Impaired Financing Receivable, Related Allowance						2
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment						120
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method						6
Impaired Financing Receivable, with Related Allowance, Interest Income, Cash Basis Method						6
Residential Portfolio Segment [Member] | Residential Real Estate Non-owner Occupied Loans [Member]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	302		302		297
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	272		272		297
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	275	309	283	318	314	183
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method